Accounts payable - Summary of trade and other payables (Detail) - HKD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Clients' payables	$ 138,747	$ 256,423,531
Payables to clearing house and brokers	1,311,748	9,062,629
Clients' monies held on trust (Note 15)	200,535,707	226,553,176
Accounts payable	$ 201,986,202	$ 492,039,336